UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23725

Valkyrie ETF Trust II
(Exact name of registrant as specified in charter)

320 Seven Springs Way, Suite 250

Nashville, TN 37027
(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

(202) 854-1343

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Valkyrie Bitcoin and Ether Strategy ETF
BTF (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Valkyrie Bitcoin and Ether Strategy ETF (the “Fund”)  for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://coinshares.com/us/etf/btf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Valkyrie Bitcoin and Ether Strategy ETF	$160	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund saw positive performance with a 91.06% return based on NAV. The Fund seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund invests in CME futures contracts that should produce daily returns consistent with the Fund’s investment objective.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was primarily driven by the total return of the CME futures contacts held by the Fund, including the performance of the reference assets of those futures contracts, expenses, transaction costs, and other miscellaneous factors.
During the 12-month period ended September 30, 2024, two major themes defined the digital asset industry: the launch of spot cryptocurrency exchange-traded funds (ETFs) in 2024, and the US Presidential election cycle leading up to November 2024. The growing influence of political factors in the digital asset space highlighted how the industry’s near-term innovation appeared increasingly opportunistic as cryptocurrency gained broader acceptance among both individual investors and institutions.
The launch of spot Bitcoin ETFs attracted significant attention, with billions of dollars flowing into the sector as investors were drawn to a more familiar and regulated product, in contrast to the complexities of digital asset exchanges and wallets. Although the launch of spot Ether ETFs did not garner a similar reception to the spot Bitcoin ETFs, it furthered progress towards regulatory acceptance of crypto-based products. Meanwhile, US inflation eased to more manageable levels, allowing central banks to pause interest rate hikes and consider potential rate cuts in the near term. By the end of the fiscal year, a “soft landing” for the US economy appeared increasingly likely, with inflation, interest rates, and employment trends stabilizing, helping investors better manage risk.
POSITIONING
In early October 2023, the Fund adjusted its strategy to gain exposure to the price movements of both Bitcoin and Ether through front-month CME Bitcoin and Ether futures contracts. Throughout the year, the Fund maintained an approximately equal weighting in Bitcoin futures contracts and Ether futures contracts, with monthly rebalancing to ensure alignment with its notional value targets.
Valkyrie Bitcoin and Ether Strategy ETF	PAGE 1	TSR-AR-91917A108

PERFORMANCE
BTF delivered strong performance throughout the fourth quarter of 2023, driven by the anticipation of spot cryptocurrency ETFs launching in 2024, which positively impacted the prices of bitcoin and ether.
Following the successful launch of spot Bitcoin ETFs in January, bitcoin’s price initially experienced a 15% decline as investors exited previously locked positions. However, by February, bitcoin began a robust recovery, supported by positive fund flows into the new spot Bitcoin ETFs. Bitcoin continued its upward trajectory through the first quarter of 2024, reaching a peak of over $73,000 in March, before stabilizing within range of $53,000 to $70,000 through September 30, 2024.
Ether also saw significant gains, reaching a high of over $4,000 in March. In July, the launch of the first spot Ether ETFs marked another milestone for the U.S. crypto industry, opening the door for a more diversified ETF suite for investors. However, Ether’s performance following the launch of the spot Ether ETFs did not mirror the success of Bitcoin. By August, Ether’s price had fallen below $2,400 and leveled off around $2,500 through September 30, 2024.
Key factors affecting the Fund’s performance included the total return of the derivatives held by the Fund, the performance of the reference assets linked to those derivatives, financing rates paid or earned, the types of derivative contracts used, and their correlation to the Fund’s Index. Additionally, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors played a role in shaping performance.
The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/21/2021)
Valkyrie Bitcoin and Ether Strategy ETF NAV	91.06	-8.23
S&P 500 TR	36.35	10.07
Visit https://coinshares.com/us/etf/btf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Valkyrie Bitcoin and Ether Strategy ETF	PAGE 2	TSR-AR-91917A108

KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$39,660,525
Number of Holdings	2
Net Advisory Fee	$407,099
Portfolio Turnover	0%
Visit https://coinshares.com/us/etf/btf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top Holdings	(%)
First American Treasury Obligations Fund - Class X	64.0%
United States Treasury Bill	55.2%

Security Type	(%)
Money Market Funds	64.0%
U.S. Treasury Bills	55.2%
Futures Contracts	-1.6%
Reverse Repurchase Agreements	-44.3%
Cash & Other	26.7%
Material Changes
On October 31, 2024, the Fund’s name changed to CoinShares Valkyrie Bitcoin and Ether Strategy ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “BTF”.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://coinshares.com/us/etf/btf/.
The Fund is distributed by ALPS Distributors, Inc..
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Valkyrie Funds LLC documents not be householded, please contact Valkyrie Funds LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Valkyrie Funds LLC or your financial intermediary.
Valkyrie Bitcoin and Ether Strategy ETF	PAGE 3	TSR-AR-91917A108

Valkyrie Bitcoin Miners ETF
WGMI (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Valkyrie Bitcoin Miners ETF (the “Fund”)  for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://coinshares.com/us/etf/wgmi/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Valkyrie Bitcoin Miners ETF	$114	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund saw positive performance with a 104.03% return based on NAV. The Fund offers exposure to publicly listed Bitcoin miners primarily based in North America.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 12-month period ended September 30, 2024, two major themes defined the digital asset industry: the launch of spot Bitcoin exchange-traded funds (ETFs) in January 2024, and the US Presidential election cycle leading up to November 2024. The growing influence of political factors in the digital asset space highlighted how the industry’s near-term innovation appeared increasingly opportunistic as cryptocurrency gained broader acceptance among both individual investors and institutions.
The launch of spot Bitcoin ETFs attracted significant attention, with billions of dollars flowing into the sector as investors were drawn to a more familiar and regulated product, in contrast to the complexities of digital asset exchanges and wallets. Meanwhile, US inflation eased to more manageable levels, allowing central banks to pause interest rate hikes and consider potential rate cuts in the near term. By the end of the fiscal year, a “soft landing” for the US economy appeared increasingly likely, with inflation, interest rates, and employment trends stabilizing, helping investors better manage risk.
POSITIONING
Allocations were focused on reported productivity, debt management, and capital expenditure strategy ahead of the halving related to infrastructure, power sourcing, and external party hosting.

Top Contributors
↑	Core Scientific, Inc., Terawulf, Inc.

Top Detractors
↓	Riot Platforms, Inc., Argo Blockchain PLC
PERFORMANCE
The Fund posted positive returns during the fourth quarter of 2023, driven by Bitcoin miners benefiting from the rise in bitcoin price. However, the start of 2024 presented challenges for portfolio companies, primarily due to the Bitcoin halving event, which reduced the block reward from 6.25 to 3.125 BTC, as well as a significant 53% year-over-year increase in the network’s hashrate. Hashrate, a key efficiency metric, measures the number of calculations performed per second.
In response to these challenges, Bitcoin miners implemented strategies to reduce capital expenditures and prioritize securing low-cost energy sources. Additionally, some miners diversified by repurposing parts of their infrastructure for use by AI data centers, creating new revenue streams. By the end of the period, an increasing number of miners began reporting regular revenue from this strategy, which further contributed to the Fund’s strong performance.
Valkyrie Bitcoin Miners ETF	PAGE 1	TSR-AR-91917A207

The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/07/2022)
Valkyrie Bitcoin Miners ETF NAV	104.03	-11.37
S&P 500 TR	36.35	11.72
Visit https://coinshares.com/us/etf/wgmi/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$128,959,507
Number of Holdings	19
Net Advisory Fee	$620,126
Portfolio Turnover	45%
Visit https://coinshares.com/us/etf/wgmi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(%)
Core Scientific, Inc.	15.0%
Iris Energy, Ltd.	15.0%
Cleanspark, Inc.	9.3%
Cipher Mining, Inc.	9.3%
Bit Digital, Inc.	4.8%
Terawulf, Inc.	4.8%
Hut 8 Corp.	4.7%
Bitdeer Technologies Group - Class A	4.7%
Riot Platforms, Inc.	4.7%
MARA Holdings, Inc.	4.7%

Top Sectors	(%)
Software	74.4%
IT Services	19.3%
Semiconductors & Semiconductor Equipment	4.8%
Cash & Other	1.5%
Valkyrie Bitcoin Miners ETF	PAGE 2	TSR-AR-91917A207

Material Changes
On October 31, 2024, the Fund’s name changed to CoinShares Valkyrie Bitcoin Miners ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “WGMI”.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://coinshares.com/us/etf/wgmi/.
The Fund is distributed by ALPS Distributors, Inc..
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Valkyrie Funds LLC documents not be householded, please contact Valkyrie Funds LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Valkyrie Funds LLC or your financial intermediary.
Valkyrie Bitcoin Miners ETF	PAGE 3	TSR-AR-91917A207

Valkyrie Bitcoin Futures Leveraged Strategy ETF
BTFX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Valkyrie Bitcoin Futures Leveraged Strategy ETF (the “Fund”) for the period of February 21, 2024, to  September 30, 2024. You can find additional information about the Fund at https://coinshares.com/us/etf/btfx/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Valkyrie Bitcoin Futures Leveraged Strategy ETF	$122	1.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period February 21, 2024 (inception) through September 30, 2024, the Fund saw positive performance with a 7.68% return based on NAV. The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Bitcoin Futures Index Excess Return (the “Index”). The Fund invests in CME futures contracts that should produce daily returns consistent with the Fund’s investment objective. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was primarily influenced by the return of spot Bitcoin, which serves as the reference asset for the CME Bitcoin futures held by the Fund. Other factors which influenced performance included market conditions impacting both Bitcoin and Bitcoin futures, as well as the volatility of these assets. Additionally, the compounded effect of daily repositioning the Fund to maintain 200% investment exposure played a significant role.
Other notable factors included the costs associated with rolling futures contracts as they near maturity, as well as fund fees, expenses, and transaction costs.
PERFORMANCE
Bitcoin returns were positive during the period from February 21, 2024 (inception) through September 30, 2024. Over the same period, the Index posted a total return of 13.45% with a volatility of 42.27%.
Key factors affecting the Fund’s performance included the total return of the derivatives held by the Fund, the performance of the reference assets linked to those derivatives, financing rates paid or earned, the types of derivative contracts used, and their correlation to the Fund’s Index. Additionally, expenses, transaction costs, the volatility of the Fund’s Index (and its impact on compounding), and other miscellaneous factors played a role in shaping performance.
The views and opinions expressed herein of the Fund’s performance are those of the adviser. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security, or the Fund.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Valkyrie Bitcoin Futures Leveraged Strategy ETF	PAGE 1	TSR-AR-91917A504

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/21/2024)
Valkyrie Bitcoin Futures Leveraged Strategy ETF NAV	7.68
S&P 500 TR	16.64
Visit https://coinshares.com/us/etf/btfx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$23,152,859
Number of Holdings	1
Net Advisory Fee	$342,835
Portfolio Turnover	0%
Visit https://coinshares.com/us/etf/btfx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top Holdings	(%)
First American Treasury Obligations Fund - Class X	84.7%

Security Type	(%)
Money Market Funds	84.7%
Futures Contracts	-1.9%
Cash & Other	17.2%
Material Changes
On October 31, 2024, the Fund’s name changed to CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF. The Fund continues to trade on the Nasdaq Stock Market LLC under the ticker symbol “BTFX”.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://coinshares.com/us/etf/btfx/.
The Fund is distributed by ALPS Distributors, Inc..
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Valkyrie Funds LLC documents not be householded, please contact Valkyrie Funds LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Valkyrie Funds LLC or your financial intermediary.
Valkyrie Bitcoin Futures Leveraged Strategy ETF	PAGE 2	TSR-AR-91917A504

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Mark Osterheld is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$54,750	$35,790
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$20,500	$12,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) For the fiscal years ended September 30, 2024 and September, 2023, the Funds’ Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Funds by Cohen & Company, LTD.

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	$20,500	N/A
Registrant’s Investment Adviser	$15,000	$42,500

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Keith Fletcher, Stephen Lehman, and Mark Osterheld.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VALKYRIE ETF TRUST II
COINSHARES VALKYRIE BITCOIN AND ETHER STRATEGY ETF
(Formerly Valkyrie Bitcoin and Ether Strategy ETF)
COINSHARES VALKYRIE BITCOIN FUTURES LEVERAGED STRATEGY ETF
(Formerly Valkyrie Bitcoin Futures Leveraged Strategy ETF)
COINSHARES VALKYRIE BITCOIN MINERS ETF
(Formerly Valkyrie Bitcoin Miners ETF)
Core Financial Statements
September 30, 2024

Valkyrie Bitcoin and Ether Strategy ETF
Consolidated Schedule of Investments
September 30, 2024

	Par/Shares	Value
U.S. TREASURY BILL - 55.2%
U.S. Treasury Bill, 5.13%, 10/31/2024(a)(c)	$22,000,000	$21,913,921
MONEY MARKET FUND - 64.0%
First American Treasury Obligations Fund - Class X, 4.79%(b)(e)	25,367,919	25,367,919
TOTAL SHORT-TERM INVESTMENTS (Cost $47,273,870)		47,281,840
TOTAL INVESTMENTS - 119.2% (Cost $47,273,870)		47,281,840
Liabilities in Excess of Other Assets - (19.2)% (d)		(7,621,315)
TOTAL NET ASSETS - 100.0%		$39,660,525

Percentages are stated as a percent of net assets.
(a)	The rate disclosed is the annualized discount rate as of September 30, 2024.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2024.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At September 30, 2024, the value of securities pledged amounted to $17,929,490.
(d)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At September 30, 2024, the value of these assets totals 11,561,512.
(e)
Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

Valkyrie Bitcoin and Ether Strategy ETF
Consolidated Schedule of Reverse Repurchase Agreement
September 30, 2024

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	6.25%	9/27/2024	10/01/2024	$ 17,563,989	$ 17,551,800
				$17,563,989	$17,551,800

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.
The accompanying notes are an integral part of these financial statements.

2

Valkyrie Bitcoin and Ether Strategy ETF
Consolidated Schedule of Open Futures Contracts
September 30, 2024
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2024:

				Value
Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
CME Bitcoin Futures	62	Oct-24	$ 19,760,950	$ 12,090	$ (319,719)
CME Ether Futures	152	Oct-24	19,832,200	38,306	(355,443)
			$39,593,150	$50,396	$(675,162)

The accompanying notes are an integral part of these financial statements.

3

Valkyrie Bitcoin Futures Leveraged Strategy ETF
Consolidated Schedule of Investments
September 30, 2024

	Shares	Value
Money Market Fund - 84.7%
First American Treasury Obligations Fund - Class X, 4.79% (a)(c)	19,619,211	$19,619,211
TOTAL MONEY MARKET FUND (Cost $19,619,211)		19,619,211
TOTAL INVESTMENTS - 84.7% (Cost $19,619,211)		19,619,211
Other Assets in Excess of Liabilities - 15.3%(b)		3,533,648
TOTAL NET ASSETS - 100.0%		$23,152,859

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized yield as of September 30, 2024.
(b)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At September 30, 2024, the value of these assets totals 5,674,703.
(c)
Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

4

Valkyrie Bitcoin Futures Leveraged Strategy ETF
Consolidated Schedule of Open Futures Contracts
September 30, 2024
The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2024:

				Value
Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
CME Bitcoin Futures	61	Oct-24	$ 19,442,225	$ —	$ (449,508)
			$19,442,225	$—	$(449,508)

The accompanying notes are an integral part of these financial statements.

5

Valkyrie Bitcoin Miners ETF
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 98.5%
IT Services - 19.3%
Applied Digital Corp.(a)	664,256	$5,480,112
Core Scientific, Inc.(a)	1,630,545	19,338,264
		24,818,376
Semiconductors & Semiconductor Equipment - 4.8%
NVIDIA Corp.	44,490	5,402,866
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,851	842,473
		6,245,339
Software - 74.4%(b)
Argo Blockchain PLC - ADR(a)	1,038,590	1,256,694
Bit Digital, Inc.(a)	1,765,288	6,196,161
Bitdeer Technologies Group - Class A(a)	773,872	6,059,418
Bitfarms, Ltd.(a)	2,821,884	5,954,175
Cipher Mining, Inc.(a)	3,087,746	11,949,577
Cleanspark, Inc.(a)	1,289,197	12,041,100
Digihost Technology, Inc.(a)	835,117	952,033
HIVE Digital Technologies, Ltd.(a)	1,905,962	5,965,661
Hut 8 Corp.(a)	494,341	6,060,621
Iris Energy, Ltd.(a)	2,285,110	19,286,328
MARA Holdings, Inc.(a)	371,526	6,026,152
Mawson Infrastructure Group, Inc.(a)	572,089	709,390
Riot Platforms, Inc.(a)	816,423	6,057,859
Stronghold Digital Mining, Inc. – Class A(a)	255,719	1,291,381
Terawulf, Inc.(a)	1,311,024	6,135,592
		95,942,142
TOTAL COMMON STOCKS (Cost $124,077,693)		127,005,857
TOTAL INVESTMENTS - 98.5% (Cost $124,077,693)		$127,005,857
Other Assets in Excess of Liabilities - 1.5%		1,953,650
TOTAL NET ASSETS - 100.0%		$128,959,507

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

6

VALKYRIE ETF TRUST II
Consolidated Statements of Assets and Liabilities
September 30, 2024

	Valkyrie Bitcoin and Ether Strategy ETF	Valkyrie Bitcoin Futures Leveraged Strategy ETF
ASSETS:
Investments in securities, at value (cost $47,273,870 and $19,619,211, respectively)	$47,281,840	$19,619,211
Cash	100	100
Deposits with broker for derivative instruments	11,561,512	5,674,703
Receivables:
Interest	30,359	15,520
Total assets	58,873,811	25,309,534
LIABILITIES:
Payables:
Fund shares redeemed	—	1,345,970
Reverse repurchase agreement (proceeds $17,551,800 and $0, respectively)	17,551,800	—
Management fees	30,273	32,439
Interest for reverse repurchase agreement	12,189	—
Futures commission merchant capital charges	6,374	—
Variation margin on futures contracts	1,612,650	778,266
Total liabilities	19,213,286	2,156,675
NET ASSETS	$39,660,525	$23,152,859
Net Assets Consist of:
Paid-in capital	$22,407,679	$23,780,678
Total distributable earnings/(deficit)	17,252,846	(627,819)
Net assets	$39,660,525	$23,152,859
Calculation of Net Asset Value Per Share:
Net assets	$39,660,525	$23,152,859
Shares outstanding (unlimited number of shares authorized, no par value)	2,425,000	860,000
Net asset value per share	$16.35	$26.92

The accompanying notes are an integral part of these financial statements.

7

VALKYRIE ETF TRUST II
Statement of Assets and Liabilities
September 30, 2024

Valkyrie Bitcoin Miners ETF
ASSETS:
Investments in securities, at value (cost $124,077,693)	$127,005,857
Cash	3,978,800
Receivables:
Securities sold	4,254,274
Fund shares sold	5,688,090
Dividends	2,807
Total assets	140,929,828
LIABILITIES:
Payables:
Securities purchased	11,898,133
Management fees	72,188
Total liabilities	11,970,321
NET ASSETS	$128,959,507
Net Assets Consist of:
Paid-in capital	$137,919,305
Total distributable deficit	(8,959,798)
Net assets	$128,959,507
Calculation of Net Asset Value Per Share:
Net assets	$128,959,507
Shares outstanding (unlimited number of shares authorized, no par value)	6,800,000
Net asset value per share	$18.96

The accompanying notes are an integral part of these financial statements.

8

VALKYRIE ETF TRUST II
Consolidated Statements of Operations
For the Year or Period Ended September 30, 2024

	Valkyrie Bitcoin and Ether Strategy ETF	Valkyrie Bitcoin Futures Leveraged Strategy ETF (1)
INVESTMENT INCOME:
Interest	$1,635,071	$177,982
Other income	—	2,481
Total investment income	1,635,071	180,463
EXPENSES:
Management fees	407,099	342,835
Future commission merchant fees (Note 6)	90,379	73,140
Total expenses before interest expense	497,478	415,975
Interest expense on reverse repurchase agreements	62,749	15,614
Total expenses	560,227	431,589
Less: reimbursement by Adviser	—	(73,140)
Net expenses	560,227	358,449
Net investment income/(loss)	1,074,844	(177,986)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain/(loss) on transactions from:
Investments	1,360	(216)
Futures contracts	20,791,860	(11,357,173)
Net change in unrealized appreciation/(depreciation) on:
Investments	6,483	—
Futures contracts	(825,222)	(449,617)
Net gain/(loss) on investments and futures contracts	19,974,481	(11,807,006)
NET INCREASE/DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,049,325	$(11,984,992)

(1)	Commenced operations on February 21, 2024.
The accompanying notes are an integral part of these financial statements.

9

VALKYRIE ETF TRUST II
Statement of Operations
For the Year Ended September 30, 2024

Valkyrie Bitcoin Miners ETF
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld and issuance fees of $2,740 and $3,050, respectively)	$8,332
Total investment income	8,332
EXPENSES:
Management fees	620,126
Total expenses	620,126
Net investment loss	(611,794)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on transactions from investments	22,501,891
Net change in unrealized appreciation/(depreciation) on investments	4,849,081
Net gain on investments	27,350,972
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,739,178

The accompanying notes are an integral part of these financial statements.

10

Valkyrie Bitcoin and Ether Strategy ETF
Consolidated Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$1,074,844	$520,291
Net realized gain/(loss) from:
Investments	1,360	(6,963)
Futures contracts	20,791,860	6,673,129
Change in unrealized appreciation/(depreciation):
Investments	6,483	9,367
Futures contracts	(825,222)	105,201
Net increase in net assets resulting from operations	21,049,325	7,301,025
DISTRIBUTIONS:
Net dividends and distributions to shareholders	(5,774,321)	(499,065)
Net decrease in net assets resulting from distributions paid	(5,774,321)	(499,065)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,063,940	16,944,933
Payments for shares redeemed	(12,654,320)	(19,552,573)
Transaction fees (See Note 1)	2,471	3,650
Net increase/(decrease) in net assets derived from capital share transactions	(587,909)	(2,603,990)
Total increase in net assets	14,687,095	4,197,970
NET ASSETS:
Beginning of year	24,973,430	20,775,460
End of year	$39,660,525	$24,973,430
CHANGES IN SHARES OUTSTANDING:
Shares sold	725,000	1,650,000
Shares redeemed	(800,000)	(1,925,000)
Net increase/(decrease) in shares outstanding	(75,000)	(275,000)

The accompanying notes are an integral part of these financial statements.

11

Valkyrie Bitcoin Futures Leveraged Strategy ETF
Consolidated Statement of Changes in Net Assets

For the period February 21, 2024(1) through September 30, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(177,986)
Net realized loss from:
Investments	(216)
Futures contracts	(11,357,173)
Change in unrealized appreciation/(depreciation) from futures contracts:	(449,617)
Net decrease in net assets resulting from operations	(11,984,992)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	56,250,710
Payments for shares redeemed	(21,120,534)
Transaction fees (See Note 1)	7,675
Net increase in net assets derived from capital share transactions	35,137,851
Total increase in net assets	23,152,859
NET ASSETS:
Beginning of period	—
End of period	$23,152,859
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,510,000
Shares redeemed	(650,000)
Net increase in shares outstanding	860,000

(1)	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

12

VValkyrie Bitcoin Miners ETF
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(611,794)	$(60,588)
Net realized gain/(loss) on:
Investments	22,501,891	(5,818,159)
Foreign currency	—	(522)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,849,081	2,396,357
Foreign currency	—	522
Net increase/(decrease) in net assets resulting from operations	26,739,178	(3,482,390)
DISTRIBUTIONS:
Net dividends and distributions to shareholders	(155,410)	—
Net decrease in net assets resulting from distributions paid	(155,410)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	157,505,985	15,796,170
Payments for shares redeemed	(68,884,797)	(1,338,858)
Transaction fees (See Note 1)	191	—
Net increase in net assets derived from capital share transactions	88,621,379	14,457,312
Total increase in net assets	115,205,147	10,974,922
NET ASSETS:
Beginning of year	13,754,360	2,779,438
End of year	$128,959,507	$13,754,360
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,075,000	1,250,000
Shares redeemed	(3,750,000)	(100,000)
Net increase in shares outstanding	5,325,000	1,150,000

The accompanying notes are an integral part of these financial statements.

13

Valkyrie Bitcoin and Ether Strategy ETF
Consolidated Financial Highlights
For a share outstanding throughout each period

	Year Ended September 30,		For the Period October 21, 2021(1) through September 30, 2022
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$9.99	$7.49	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(2)	0.42	0.19	(0.09)
Net realized and unrealized gain/(loss) on investments and futures contracts	8.22	2.50	(17.42)
Total from investment operations	8.64	2.69	(17.51)
LESS DISTRIBUTIONS:
Dividends from net investment income	(2.28)	(0.19)	—
Total distributions	(2.28)	(0.19)	—
Net asset value, end of period	$16.35	$9.99	$7.49
Total return, at NAV	91.06%	35.75%	(70.05)%(3)
Total return, at Market	90.34%	35.59%	(70.04)%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$39,661	$24,973	$20,775
Ratio of expenses to average net assets (gross)	1.31%(6)	1.24%	0.95%(4)
Ratio of expenses to average net assets (net)	1.31%(6)	1.01%(7)	0.95%(4)
Ratio of net investment income/(loss) to average net assets	2.51%	2.04%	(0.68)%(4)
Portfolio turnover rate(5)	0%	0%	0%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of derivative instruments.
(6)	Includes interest expense of 0.15%.
(7)	Includes interest expense of 0.06% and excludes futures commission merchant fees of 0.23% voluntarily reimbursed by the Adviser.
The accompanying notes are an integral part of these financial statements.

14

Valkyrie Bitcoin Futures Leveraged Strategy ETF
Consolidated Financial Highlights
For a share outstanding throughout the period

For the Period February 21, 2024(1) through September 30, 2024
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.19)
Net realized and unrealized gain on investments and futures contracts	2.11(7)
Total from investment operations	1.92
Net asset value, end of period	$26.92
Total return, at NAV	7.68%(3)
Total return, at Market	7.68%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$23,153
Ratio of expenses to average net assets (gross)	2.33%(4)
Ratio of expenses to average net assets (net)	1.93%(4)(6)
Ratio of net investment loss to average net assets	(0.96)%(4)
Portfolio turnover rate(5)	0%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of derivative instruments.
(6)	Includes interest expense of 0.08% and excludes futures commission merchant fees of 0.39% voluntarily reimbursed by the Adviser.
(7)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the periodr ended September 30, 2024, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

15

Valkyrie Bitcoin Miners ETF
Financial Highlights
For a share outstanding throughout each period

	Year Ended September 30,		For the Period February 7, 2022(1) through September 30, 2022
	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$9.32	$8.55	$26.18
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(2)	(0.13)	(0.08)	(0.06)
Net realized and unrealized gain/(loss) on investments	9.83	0.85(6)	(17.57)
Total from investment operations	9.70	0.77	(17.63)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)	—	—
Total distributions	(0.06)	—	—
Net asset value, end of period	$18.96	$9.32	$8.55
Total return, at NAV	104.03%	9.04%	(67.33)%(3)
Total return, at Market	104.69%	8.63%	(67.27)%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$128,960	$13,754	$2,779
Ratio of expenses to average net assets	0.75%	0.75%	0.75%(4)
Ratio of net investment loss to average net assets	(0.74)%	(0.70)%	(0.57)%(4)
Portfolio turnover rate(5)	45%	74%	37%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended September 30, 2023, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

16

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
1. ORGANIZATION
Valkyrie ETF Trust II (the “Trust”), a Delaware statutory trust, was organized on December 11, 2020, and is an open-end management investment company registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation (“ASC”) Topic 946, Financial Services – Investment Companies. The Valkyrie Bitcoin and Ether Strategy ETF (“Bitcoin and Ether Strategy ETF”) (Formerly Valkyrie Bitcoin Strategy ETF), Valkyrie Bitcoin Futures Leveraged Strategy ETF (“Bitcoin Futures Leveraged Strategy ETF”), and Valkyrie Bitcoin Miners ETF (“Bitcoin Miners ETF”) (each, a “Fund” and collectively, the “Funds”) are series within the Trust. The Funds are non-diversified funds.
The Bitcoin and Ether Strategy ETF’s primary investment objective is capital appreciation. The Fund commenced operations on October 21, 2021, and that is the date the initial creation units were established. Effective October 3, 2023, the principal investment strategies of Bitcoin and Ether Strategy ETF were changed to include managed exposure to a combination of exchange-traded futures contracts on bitcoin and ether.
The Bitcoin Futures Leveraged Strategy ETF’s primary investment objective seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P CME Bitcoin Futures Index Excess Return (the “Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund commenced operations on February 21, 2024, and that is the date the initial creation units were established. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund.
The Bitcoin Miners ETF’s primary investment objective is to provide investors with total return. The Fund commenced operations on February 7, 2022, and that is the date the initial creation units were established.
Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which consist of 25,000 shares for Bitcoin and Ether Strategy ETF and Bitcoin Miners ETF. Bitcoin Futures Leveraged Strategy ETF’s Creation Units consists of 5,000 shares. Creation Units are issued and redeemed principally for cash for Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF and principally in-kind for securities for Bitcoin Miners ETF. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (a) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ALPS Distributors, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges the Authorized Participant a $300 standard fixed creation fee, payable to the Custodian. The fixed transaction fee paid by the Authorized Participant may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, the Authorized Participant may be charged a variable fee on all cash transactions or substitutes for Creation Units of up to a maximum of 1% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

17

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Wholly-owned and Controlled Subsidiaries
Bitcoin and Ether Strategy ETF
In order to achieve its investment objective, the Bitcoin and Ether Strategy ETF can invest up to 25% of its total assets (measured at each quarter end) in a wholly-owned subsidiary, Valkyrie Bitcoin Strategy (Cayman) Ltd. (“Bitcoin and Ether CFC”) which acts as an investment vehicle in order to enter into certain investments for the Bitcoin and Ether Strategy ETF consistent with its investment objective and policies speciﬁed in the Prospectus and Statement of Additional Information.
At September 30, 2024, investments in the Bitcoin and Ether CFC represented 16.90% of the total assets of the Bitcoin and Ether Strategy ETF.
The consolidated ﬁnancial statements of the Bitcoin and Ether Strategy ETF include the investment activity and ﬁnancial statements of Bitcoin and Ether CFC. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Valkyrie Funds LLC (the “Adviser” or “Valkyrie”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its respective subsidiary under CFTC and the SEC harmonized regulations.
Bitcoin Futures Leveraged Strategy ETF
In order to achieve its investment objective, the Bitcoin Futures Leveraged Strategy ETF can invest up to 25% of its total assets (measured at each quarter end) in a wholly-owned subsidiary, Valkyrie Bitcoin Futures Leveraged Strategy (Cayman) Ltd. (“Bitcoin Futures Leveraged CFC”) which acts as an investment vehicle in order to enter into certain investments for the Bitcoin Futures Leveraged Strategy ETF consistent with its investment objective and policies speciﬁed in the Prospectus and Statement of Additional Information.
At September 30, 2024, investments in the Bitcoin Futures Leveraged CFC represented 19.61% of the total assets of the Bitcoin Futures Leveraged Strategy ETF.
The consolidated ﬁnancial statements of the Bitcoin Futures Leveraged Strategy ETF include the investment activity and ﬁnancial statements of Bitcoin Futures Leveraged CFC. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Valkyrie Funds LLC is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its respective subsidiary under CFTC and the SEC harmonized regulations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in

18

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts on securities purchased are accreted over the life of the respective security using effective yield method. Premiums on securities purchased are amortized to the earliest call date.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders from net investment income are declared and paid quarterly by Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF, and annually by Bitcoin Miners ETF. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds at least annually.
Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. The Funds file U.S. Federal and state tax returns, as required.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities since each of their commencement dates.
For tax purposes, Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC are each an exempted Cayman Islands investment company. Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC have received an undertaking from the Government of the Cayman Islands exempting it from all local income, proﬁts, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC are controlled foreign corporations (“CFC”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and proﬁts, will be included each year in each Fund’s investment company taxable income.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Deposits with Broker for Futures Contracts: The Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF, through their subsidiaries, the Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC, respectively, may purchase and sell exchange-listed commodity contracts. Upon entering into a futures contract, and to maintain a Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be signiﬁcantly modiﬁed from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from approximately 5% of the value of the contract being traded.
At September 30, 2024, the Bitcoin and Ether Strategy ETF and Bitcoin and Ether CFC, collectively, and the Bitcoin Futures Leveraged Strategy ETF and Bitcoin Futures Leveraged CFC, collectively, had cash on deposit with the broker for derivative instruments which is presented on each Fund’s consolidated statement of assets and liabilities. In addition, Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC pledged cash as collateral for derivative instruments. See each Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.

19

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets ﬂuctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on the futures contracts do not settle with the exchange daily, but rather settle at their respective maturity dates.
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets during the current fiscal period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to the Fund’s NAV per share.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year or period ended September 30, 2024, the Funds made the following permanent tax adjustment on the Statements of Assets and Liabilities:

	Distributable Earnings/(Deficit)	Paid-in Capital
Bitcoin and Ether Strategy ETF	$(2,929,386)	$2,929,386
Bitcoin Futures Leveraged Strategy ETF	11,357,173	(11,357,173)
Bitcoin Miners ETF	(26,194,596)	26,194,596

The permanent differences for the Bitcoin and Ether Strategy ETF primarily relate to CFC adjustments and the utilization of earnings and profits on redemption of shares, those for the Bitcoin Futures Leveraged Strategy ETF relate primarily to CFC adjustments, and those for the Bitcoin Futures Miners ETF relate to redemption-in-kind adjustments.
Accounting Pronouncements: In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments require that the Funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements.
3. SECURITIES VALUATION
Investment Valuation: Each Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

20

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Generally, the Funds’ equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Ofﬁcial Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.
The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
If a market quotation is not readily available or is deemed not to reflect fair value, the Funds along with their Valuation Designee, Valkyrie Funds LLC, will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (“Board”). In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Board has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each of the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF are considered full derivatives users and Bitcoin Miners ETF is considered a limited derivatives user under the Trust Policy. Therefore, Bitcoin Miners ETF is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended September 30, 2024, the Bitcoin Miners ETF did not enter into derivative transactions.

21

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2024:
Bitcoin and Ether Strategy ETF

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Bill	$—	$21,913,921	$ —	$21,913,921
Money Market Fund
Money Market Fund	25,367,919	—	—	25,367,919
Total Investments in Securities	$25,367,919	$21,913,921	$—	$47,281,840
Other Financial Instruments
Assets*
Futures Contracts
Long	$50,396	$—	$—	$50,396
Liabilities*
Futures Contracts
Long	$(675,162)	$—	$—	$(675,162)
Reverse Repurchase Agreement	—	(17,551,800)	—	(17,551,800)
Total Other Financial Instruments	$(624,766)	$(17,551,800)	$—	$(18,176,566)

*	The fair value of the futures contracts represents the net unrealized appreciation or depreciation at September 30, 2024.

22

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Bitcoin Futures Leveraged Strategy ETF

	Level 1	Level 2	Level 3	Total
Money Market Fund
Money Market Fund	$ 19,619,211	$ —	$ —	$19,619,211
Total Investments in Securities	$19,619,211	$—	$—	$19,619,211
Other Financial Instruments
Liabilities*
Futures Contracts
Long	$(449,508)	$—	$—	$(449,508)
Total Other Financial Instruments	$(449,508)	$—	$—	$(449,508)

*	The fair value of the futures contracts represents the net unrealized appreciation or depreciation at September 30, 2024.
Bitcoin Miners ETF

	Level 1	Level 2	Level 3	Total
Total Common Stocks	$127,005,857	$ —	$ —	$127,005,857
Total Investments in Securities	$127,005,857	$—	$—	$127,005,857

Refer to the Funds’ schedules of investments for a detailed break-out of securities.
4. DERIVATIVE AND OTHER FINANCIAL INSTRUMENTS
The Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.
A futures contract is an agreement between two parties to buy and sell a financial instrument to set a price on a future date. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the futures contract at the end of each day’s trading. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the futures contract. The Funds are at risk that they may not be able to close out a transaction because of an illiquid market.
During the year or period ended September 30, 2024, the Funds utilized derivatives to provide indirect exposure to the bitcoin underlying the futures contracts.
The following table presents the types of derivatives held by the subsidiaries, Bitcoin and Ether CFC and Bitcoin Futures Leveraged CFC, at September 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the consolidated Statement of Assets and Liabilities.
Bitcoin and Ether CFC

		Asset Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity risk	Unrealized appreciation on futures contracts*	$50,396

23

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)

		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity risk	Unrealized depreciation on futures contracts*	(675,162)

*
Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated schedule of open futures contracts. Only the current day’s variation margin is presented on the consolidated Statement of Assets and Liabilities.

Bitcoin Futures Leveraged CFC

		Liability Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity risk	Unrealized depreciation on futures contracts*	(449,508)

*
Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated schedule of open futures contracts. Only the current day’s variation margin is presented on the consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF’s consolidated Statement of Operations for the year or period ended September 30, 2024 is as follows:
Consolidated Statement of Operations Location
Commodity Risk Exposure

	Bitcoin and Ether Strategy ETF	Bitcoin Futures Leveraged Strategy ETF
Net realized gain on futures contracts	$20,791,860	$(11,357,173)
Net change in unrealized appreciation/depreciation on futures contracts	(825,222)	(449,617)

During the year or period ended September 30, 2024, the average notional value of futures contracts was $43,049,994 for Bitcoin and Ether Strategy ETF and $45,368,537 for Bitcoin Futures Leveraged Strategy ETF.
The Funds do not have the right to offset financial assets and liabilities related to futures contracts on the consolidated Statement of Assets and Liabilities.
5. BORROWINGS
The Bitcoin and Ether Strategy ETF and the Bitcoin Futures Leveraged Strategy ETF are allowed to enter into reverse agreements. A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.
The following reverse repurchase agreements were outstanding at September 30, 2024:
Bitcoin and Ether Strategy ETF

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date*	Net Closing Amount	Amount Borrowed
StoneX Financial Inc.	6.25%	9/27/2024	10/1/2024	$17,563,989	$17,551,800

*	Weighted average maturity is 2 days.

24

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
During the year or period ended September 30, 2024, the Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF had outstanding reverse repurchase agreements as follows:
Bitcoin and Ether Strategy ETF

Period Held	Borrowing Rate	Outstanding Amount
12/29/23 – 1/2/24	6.25%	$14,644,875
3/28/24 – 4/1/24	6.25%	$25,416,300
6/27/24 – 7/1/24	6.25%	$29,253,000
9/27/24 – 10/1/24	6.25%	$17,551,800

The Fund incurred interest expense of $62,749.
Bitcoin Futures Leveraged Strategy ETF

Period Held	Borrowing Rate	Outstanding Amount
3/28/24 – 4/1/24	6.25%	$22,483,650

The Fund incurred interest expense of $15,614.
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:
Bitcoin and Ether Strategy ETF

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
U.S. Treasury Bill	$ —	$ —	$17,551,800	$ —	$17,551,800

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund is required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.
Below is the gross and net information about instruments and transactions eligible for offset in the consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.
Bitcoin and Ether Strategy ETF

				Collateral
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Non-Cash Collateral (Pledged) Received*	Cash Collateral Pledged (Received)*	Net Amount
Reverse Repurchase Agreements	$17,551,800	$ —	$17,551,800	$(17,551,800)	$ —	$ —

*	Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.
Reverse repurchase transactions are entered into by each Fund under Maser Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or

25

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA ﬁles for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.
6. OTHER RELATED PARTY TRANSACTIONS
Valkyrie serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, the Bitcoin and Ether Strategy ETF pays the Adviser an annual rate of 0.95%, Bitcoin Futures Leveraged Strategy ETF pays the Adviser an annual rate of 1.85%, and Bitcoin Miners ETF pays the Adviser an annual rate of 0.75% based on the Funds’ respective average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities. The Adviser has agreed to pay certain futures commission merchant fees incurred by the Bitcoin Futures Leveraged Strategy ETF through September 30, 2024. The Adviser cannot recoup the reimbursed fees.
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Advisory, LLC’s (“Vident” or “the Sub-Adviser”) acts as the Sub-Adviser to the Funds. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Funds and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to the Funds, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Funds to the Adviser.
7. SERVICE, CUSTODY AND DISTRIBUTION AGREEMENTS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting, fund administration and transfer agent servicing agreements. U.S. Bank National Association (“USB”), a subsidiary of U.S. Bancorp and parent company of Fund Services, serves as the Funds’ custodian pursuant to a custody agreement. The services provided by Fund Services and USB are paid by the Adviser from the unitary fee received from the Funds. ALPS Distributors, Inc. serves as the Funds’ distributor pursuant to a distribution agreement.
8. INVESTMENT TRANSACTIONS
For the year or period ended September 30, 2024, the cost of purchases and proceeds from sales of securities by each Fund, excluding short-term securities, derivative transactions, and in-kind transactions, were as follows:

	Purchases	Sales
Bitcoin and Ether Strategy ETF	$ —	$ —
Bitcoin Futures Leveraged Strategy ETF	—	—
Bitcoin Miners ETF	36,697,180	37,780,214

For the year or period ended September 30, 2024, the cost of purchases and the proceeds of sales from in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Bitcoin and Ether Strategy ETF	$ —	$ —
Bitcoin Futures Leveraged Strategy ETF	—	—
Bitcoin Miners ETF	154,602,210	67,070,815

26

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
For the year or period ended September 30, 2024, there were no long-term purchases or sales of U.S. government securities in the Funds.
A Fund will realize net capital gains resulting from in-kind redemptions, when shareholders exchange Fund shares for securities held by a Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they would be reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

Year or Period Ended September 30, 2024
	Realized Gains	Realized Losses
Bitcoin and Ether Strategy ETF	$ —	$ —
Bitcoin Futures Leveraged Strategy ETF	—	—
Bitcoin Miners ETF	30,214,045	463,420

9. INCOME TAX INFORMATION
As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Bitcoin and Ether Strategy ETF	Bitcoin Futures Leveraged Strategy ETF	Bitcoin Miners ETF
Cost of investments(a)	$47,273,870	$19,619,211	$129,765,645
Gross unrealized appreciation	7,970	—	17,373,449
Gross unrealized depreciation	—	—	(20,133,237)
Net unrealized appreciation/(depreciation)	7,970	—	(2,759,788)
Undistributed ordinary income	17,881,687	—	435,278
Other accumulated gain/(loss)[b]	(636,811)	(627,819)	(6,635,288)
Total distributable earnings/(deficit)	$17,252,846	$(627,819)	$(8,959,798)

(a)
Each book-basis and tax-basis cost is the same for the Bitcoin and Ether Strategy ETF and Bitcoin Futures Leveraged Strategy ETF. The difference between the book-basis and tax-basis cost is attributable to wash sales and passive foreign investment company adjustments in the Bitcoin Miners ETF.

(b)	Other accumulated gain/loss amounts are attributable to capital loss carryforwards, unrealized gains/losses on futures from Cayman subsidiaries, post 30-day wash sales, and late-year loss deferrals.
At September 30, 2024, the following Funds had capital loss carryforwards which can be carried forward indefinitely:

	Short-Term	Long-Term	Total
Bitcoin and Ether Strategy ETF	$12,046	$—	$12,046
Bitcoin Futures Leveraged Strategy ETF	216	—	216
Bitcoin Miners ETF	5,369,688	548,272	5,917,960

During the tax year ended September 30, 2024, the following Fund utilized capital loss carryforwards:

Amount
Bitcoin and Ether Strategy ETF	$1,360

At September 30, 2024, the following Fund deferred on a tax basis losses of:

Late-Year Losses
Bitcoin Futures Leveraged Strategy ETF	$177,986

27

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023, were as follows:

	Year Ended September 30,
	2024	2023
Bitcoin and Ether Strategy ETF
Ordinary income	$5,774,321	$499,065
Long-term capital gains	—	—
Bitcoin Miners ETF
Ordinary income	$155,410	$—
Long-term capital gains	—	—

Bitcoin Futures Leveraged Strategy ETF did not make distributions during the period ended September 30, 2024.
10. REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETINGS
A Special Meeting of shareholders of the Valkyrie Bitcoin and Ether Strategy ETF and Valkyrie Bitcoin Miners took place on June 25, 2024 to approve two proposals:
•	PROPOSAL 1 – To Approve a new Investment Agreement between Valkyrie Funds LLC and Valkyrie ETF Trust II, on behalf of the Funds.
•	PROPOSAL 2 – To Approve a new Investment Sub-Advisory Agreement between Valkyrie Funds LLC, Vident Advisory, LLC (d/b/a Vident Asset Management), and Valkyrie ETF Trust II, on behalf of the Funds.
All Fund shareholders of record at the close of business on March 25, 2024 (the “Record Date”), were entitled to vote. As of the Record Date, the Valkyrie Bitcoin and Ether Strategy ETF had 2,775,000 common shares outstanding and the Valkyrie Bitcoin Miners had 5,200,000 common shares outstanding. For the Valkyrie Bitcoin and Ether Strategy ETF, 1,412,817 shares entitled to vote were present in person or by proxy, and for Valkyrie Bitcoin Miners ETF, 2,147,444 shares entitled to vote were present in person or by proxy.
With respect to PROPOSAL 1, for the Valkyrie Bitcoin and Ether Strategy, of the 1,412,817 shares present in person or by proxy, 1,149,150 shares or 81.34% voted in favor (representing 41.41% of total outstanding shares), 39,682 shares voted against (representing 1.43% of total outstanding shares), and 223,985 shares abstained from voting (representing 8.07% of total outstanding shares).
With respect to PROPOSAL 2, for the Valkyrie Bitcoin and Ether Strategy, of the 1,412,817 shares present in person or by proxy, 1,145,432 shares or 81.07% voted in favor (representing 41.28% of total outstanding shares), 41,867 shares voted against (representing 1.51% of total outstanding shares), and 225,518 shares abstained from voting (representing 8.13% of total outstanding shares).
Accordingly, the Valkyrie Bitcoin and Ether Strategy Proposals were approved with respect to the Fund. The Valkyrie Bitcoin Miners meeting was adjourned with no vote taken.
A Special Meeting of shareholders of the Valkyrie Bitcoin Miners took place on July 25, 2024 to approve two proposals:
•	PROPOSAL 1 – To Approve a new Investment Agreement between Valkyrie Funds LLC and Valkyrie ETF Trust II, on behalf of the Funds.
•	PROPOSAL 2 – To Approve a new Investment Sub-Advisory Agreement between Valkyrie Funds LLC, Vident Advisory, LLC (d/b/a Vident Asset Management), and Valkyrie ETF Trust II, on behalf of the Funds.
All Fund shareholders of record at the close of business on March 25, 2024 (the “Record Date”), were entitled to vote. As of the Record Date, the Valkyrie Bitcoin Miners ETF had 5,200,000 common shares outstanding. For the Valkyrie Bitcoin Miners ETF, 2,607,023 shares entitled to vote were present in person or by proxy.

28

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
With respect to PROPOSAL 1, for the Valkyrie Bitcoin Miners, of the 2,607,023 shares present in person or by proxy, 1,922,598 shares or 73.75% voted in favor (representing 36.97% of total outstanding shares), 27,698 shares voted against (representing 0.53% of total outstanding shares), and 656,727 shares abstained from voting (representing 12.63% of total outstanding shares).
With respect to PROPOSAL 2, for the Valkyrie Bitcoin Miners, of the 2,607,023 shares present in person or by proxy, 1,915,219 shares or 73.46% voted in favor (representing 36.83% of total outstanding shares), 36,873 shares voted against (representing 0.71% of total outstanding shares), and 654,931 shares abstained from voting (representing 12.59% of total outstanding shares).
Accordingly, the Proposals were approved with respect to the Fund.
11. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On October 31, 2024, the Funds’ name changed to CoinShares Valkyrie Bitcoin and Ether Strategy ETF, CoinShares Valkyrie Bitcoin Futures Leveraged Strategy ETF, and CoinShares Valkyrie Bitcoin Miners ETF . The Funds continue to trade on the Nasdaq Stock Market LLC under the ticker symbols “BTF”, “BTFX”, and “WGMI”, respectively.
12. PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
Bitcoin and Ether Strategy ETF
Bitcoin and Ether Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin and ether through its investments in Bitcoin and Ether. Bitcoin and ether are new and highly speculative investments. Refer to the Fund’s prospectus for additional risks associated with bitcoin and ether.
Market Risk. The prices of bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been highly volatile. The value of the Fund’s investments in Bitcoin and Ether Futures Contracts and other instruments that provide exposure to bitcoin, ether and Bitcoin and Ether Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. The value of ether and bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these crypto assets generally may not be based on fundamental analysis. In addition, the price of bitcoin and ether has been highly correlated, even during periods of volatility, with ether tending to exhibit more pronounced rises and falls. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.
Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Bitcoin and Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively

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small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
Bitcoin and Ether Futures Contracts Risk. In addition to the risks of futures contracts generally, the markets for Bitcoin and Ether Futures Contracts have additional unique risks. The markets for Bitcoin and Ether Futures Contracts may be less developed, less liquid and more volatile than more established futures markets. While the Bitcoin and Ether Futures Contracts markets has grown substantially since they commenced trading, there can be no assurance that this growth will continue. Bitcoin and Ether Futures Contracts are subject to collateral requirements and daily limits may impact the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
Futures/Spot Correlation Risk. The markets for bitcoin and ether, on the one hand, and Bitcoin and Ether Futures Contracts, on the other, are related but separate markets. These markets may exhibit imperfectly correlation, or even no correlation, between price movements of either a Bitcoin or Ether Futures Contract and price movements of the bitcoin or ether, respectively. This might occur due to factors unrelated to the value of bitcoin or ether, such as speculative or other pressures on the markets in which these assets are traded.
Investment Strategy Risk. The Fund, through the Subsidiary, invests in Bitcoin and Ether Futures Contracts. The Fund does not invest directly in or hold bitcoin or ether. The price of Bitcoin and Ether Futures Contracts may differ, sometimes significantly, from the current cash price of bitcoin and ether, which is sometimes referred to as the “spot” price of bitcoin or ether. Consequently, the performance of the Fund is likely to perform differently from the spot price of bitcoin and ether.
Liquidity Risk. The market for Bitcoin and Ether Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.
Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the

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agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.
Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.
Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.
Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expense, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.
Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution

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effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.
Because Bitcoin and Ether Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin and Ether Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.
If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 protections.
Target Exposure and Rebalancing Risks. The Fund will normally seek to maintain aggregate notional exposure to bitcoin and ether equal to 100% of the net assets of the Fund. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin and Ether Futures Contracts on or about such dates. If the value of Bitcoin and Ether Futures Contracts rises during such periods that the Fund has reduced its exposure, the performance of the Fund will be less than it would have been had the Fund maintained is exposure through such period.
Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.

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Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The prices of bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been highly volatile. The value of the Fund’s investments in Bitcoin and Ether Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.
Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin and Ether Futures Contracts, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Concentration in Bitcoin and Ether Futures Contracts makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.
Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s NAV to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.
Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Bitcoin and Ether Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and ether and may result in the proportion of Bitcoin and Ether Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.
Investment Capacity Risk. If the Fund’s ability to obtain exposure to bitcoin and ether futures contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the Bitcoin and Ether Futures Contracts markets, a disruption to the Bitcoin and Ether Futures Contracts market, or as a

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result of margin requirements or position limits imposed by the Fund’s FCMs, the exchanges on which the Bitcoin and Ether Futures Contracts trade, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of- service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.
Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements

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(unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of bitcoin and ether by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the Securities and Exchange Commission (the “SEC”) regarding asset segregation requirements to cover certain leveraged positions.
Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

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Bitcoin Futures Leveraged Strategy ETF
Aggressive Investment Risk. Bitcoin Futures Contracts are relatively new investments. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund. The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment. The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. Separately, the Fund does not invest directly in or hold bitcoin. The price of bitcoin futures may differ, sometimes significantly, from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund is likely to perform differently from the spot price of bitcoin. The differences in the prices of bitcoin and Bitcoin Futures Contracts will expose the Fund to risks different from, and possibly greater than, the risks associated with investing directly in bitcoin, including larger losses or smaller gains.
Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from twice (2x) of the daily return of the Index for the same period, before accounting for fees and expenses. Compounding affects all investments but has a more significant impact on a leveraged fund. This effect becomes more pronounced as Index volatility and holding periods increase.
Leveraged Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation to its soughtafter leveraged (2x) returns of the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from twice (2x) the Index on a given day. A number of other factors may adversely affect the Fund’s correlation to its sought-after two-times (2x) returns of the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for Bitcoin Futures Contracts in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective.
Target Exposure and Rebalancing Risks. The Fund normally will seek to maintain notional exposure to the Index at 200%. The Fund generally will invest in Bitcoin Futures Contracts through its Subsidiary and in Collateral Investments. At or around quarter-end, in order to qualify for treatment as a RIC under the Code, the Fund may reduce the gross assets it has invested in its Subsidiary and invest in a combination of other investment companies and reverse repurchase agreements. During these periods at or around quarter end, although the Fund will continue to pursue its investment objective, however its exposure to Bitcoin Futures Contracts will be reduced and the performance of the Fund may be less than it would have been had the Fund maintained its exposure through such period. The Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index, and may return substantially less than that on days at or around quarter end when the Fund must reduce its exposure to the Subsidiary to qualify for tax treatment as a RIC.
In addition, significant and unpredictable increases in bitcoin futures margin rates relative to prevailing futures prices could result in the Fund not achieving its target 2x exposure and as such would cause the Fund to experience greater risk of failing to meet its target exposure of two times (2x) the daily performance of the Index, before fees and expenses.

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NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
Bitcoin Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin through its investments in the portfolio companies. Bitcoin is a new and highly speculative investment. Refer to the Fund’s prospectus for additional risks associated with bitcoin.
Derivatives Risk. The Fund may obtain exposure through the following derivatives: Bitcoin Futures and options on Bitcoin Futures ETFs.
The Fund may invest in and will have investment exposure to forms of derivatives, which may be considered aggressive and may expose the Fund to greater risks and larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of an underlying security, asset, rate or index. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying security, asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.
Liquidity Risk. The market for the Bitcoin Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.
Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.
Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

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VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.
Counterparty Risk. The Fund is subjected to counterparty risk or credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) by virtue of its investments in Bitcoin Futures Contracts, reverse repurchase agreements, or options on Bitcoin Futures ETFs. Investing in derivatives involves entering into contracts with third parties (i.e., counterparties). The use of derivatives involves risks that are different from those associated with ordinary portfolio securities transactions. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In order to attempt to mitigate potential counterparty credit risk, the Fund typically enters into transactions with major financial institutions.
The counterparty to an exchange-traded futures contract is subject to the credit risk of the clearing house and the FCM through which it holds its position. Specifically, the FCM or the clearing house could fail to perform its obligations or become insolvent, causing significant losses to the Fund, including the loss of any margin payments it had deposited with an FCM as well as any gains owed, but not yet paid, to the Fund. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.
Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers. In addition, if the FCM does not comply with the applicable regulations, or in the event of a fraud or misappropriation of customer assets by the FCM, the Fund could have only an unsecured creditor claim in an insolvency of the FCM with respect to the margin held by the FCM. FCMs are also required to transfer to the clearing house the amount of margin required by the clearing house, which amount is generally held in an omnibus account at the clearing house for all customers of the FCM. In addition, the Fund may enter into futures contracts and repurchase agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.
Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a counterparty of the Fund declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities to the Fund of a counterparty who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”).
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest

38

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund will limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each quarter. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. Accordingly, because Congress saw fit, beginning in 1942, to explicitly reject the approach of a continuous or ongoing test, and instead to adopt an asset diversification test that would be met at quarter-end, the Registrant believes meeting the test at quarter-end while purposefully and continuously investing substantially more than 25% of assets in the Subsidiary throughout the quarter is consistent with the asset diversification test. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.
Because Bitcoin Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.
If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with certain 1940 Act protections.

39

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict but could be substantial and adverse to the Fund.
Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s investments in bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.
Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, including Bitcoin Futures Contracts, the Fund’s performance may be hurt disproportionately and significantly by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.
Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Bitcoin Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and may result in the proportion of Bitcoin Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.
Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory

40

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of- 16 service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e., “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.
Active Management Risk. The Fund is actively managed and its performance reflects investment decisions that the portfolio managers make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies or could have negative returns.
Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The portfolio managers cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the portfolio managers believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

41

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
Leverage Risk. The Fund seeks to achieve its investment objective by using the leverage inherent in futures contracts, subjecting it to leverage risk. When the Fund enters into a transaction without investing an amount equal to the full economic exposure of the transaction, it creates leverage, which can result in the Fund losing more than it originally invested. Therefore, leveraged investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s investments. Futures trading 17 involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the Securities and Exchange Commission (the “SEC”) regarding asset segregation requirements to cover certain leveraged positions.
Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expenses, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.
Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
Further, there is a risk that no suitable counterparties are willing to enter into reverse repurchase agreements with the Fund, or continue to enter into, reverse repurchase agreement transactions with the Fund. There is also the risk that the Fund may not be able to engage in reverse repurchase agreement transactions because suitable counterparties refuse to enter into transactions with the Fund. Either instance may result in the Fund not being able to achieve its investment objective or meet the Asset Diversification Test as of a fiscal quarter end.
Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.

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VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late or issue trading halts on specific securities or Financial Instruments. As a result, the ability to trade certain securities or Financial Instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or Financial Instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s Shares is halted, investors may be temporarily unable to trade shares of the Fund.
Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.
Bitcoin Miners ETF
Bitcoin Investing Risk. The Fund is indirectly exposed to the risks of investing in bitcoin through its investments in the portfolio companies. Bitcoin is a new and highly speculative investment. Refer to the Fund’s prospectus for additional risks associated with bitcoin.
Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.
Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.

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VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Industry Concentration Risk. The Fund concentrates its investments in the industry or group of industries comprising the information technology sector. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. Information technology companies are generally subject to the following risks: rapidly changing technologies and existing produce obsolescence, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions and new market entrants. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.
Blockchain Technology Risk. Blockchain technology is an entirely new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.
Non-U.S. Securities Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.
Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. This is due to, among other things, the potential for greater market volatility, lower trading volume,

44

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
a lack of liquidity, potential for market manipulation, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed market countries. Moreover, emerging market countries often have less uniformity in accounting and reporting requirements, unsettled securities laws, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging market countries often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed market countries. In addition, significant delays may occur in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities. Investing in emerging market countries involves a higher risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries. Enforcing legal rights may be made difficult, costly and slow in emerging markets as there may be additional problems enforcing claims against non-U.S. governments. As such, the rights and remedies associated with emerging market investment securities may be different than those available for investments in more developed markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. In addition, due to the differences in regulatory, accounting, audit and financial recordkeeping standards, including financial disclosures, less information about emerging market companies is publicly available and information that is available may be unreliable or outdated.
Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.
Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking”

45

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.
Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.

46

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
September 30, 2024(Continued)
Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Volatility Risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.

47

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Valkyrie ETF Trust II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments (including the consolidated statements of assets and liabilities and consolidated schedules of investments, open futures contracts, and reverse repurchase agreements (as applicable) of Valkyrie Bitcoin and Ether Strategy ETF (formerly Valkyrie Bitcoin Strategy ETF) and Valkyrie Bitcoin Futures Leveraged Strategy ETF), of Valkyrie ETF Trust II comprising the funds listed below (the “Funds”) as of September 30, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Valkyrie Bitcoin and Ether Strategy ETF (formerly Valkyrie Bitcoin Strategy ETF)	Consolidated for the year ended September 30, 2024	Consolidated for the year ended September 30, 2024 and 2023	Consolidated for the year ended September 30, 2024, 2023, and for the period from October 21, 2021 (commencement of operations) through September 30, 2022
Valkyrie Bitcoin Futures Leveraged Strategy ETF	Consolidated for the period from February 21, 2024 (commencement of operations) through September 30, 2024
Valkyrie Bitcoin Miners ETF	For the year ended September 30, 2024	For the year ended September 30, 2024 and 2023	For the year ended September 30, 2024, 2023, and for the period from February 7, 2022 (commencement of operations) through September 30, 2022

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 27, 2024

48

(b)       Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Chief Financial Officer/Chief Accounting Officer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valkyrie ETF Trust II

By (Signature and Title)	/s/ Nick Bonos
Nick Bonos, President/Chief Executive Officer/Principal Executive Officer

Date	12/6/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nick Bonos
Nick Bonos, President/Chief Executive Officer/Principal Executive Officer

Date	12/6/24

By (Signature and Title)	/s/ Benjamin Gaffey
Benjamin Gaffey, Treasurer/Chief Financial Officer/Chief Accounting Officer/Principal Financial Officer

Date	12/6/24

* Print the name and title of each signing officer under his or her signature.